Label	Element	Value
Mid Cap Core Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Core Equity Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section "Initial Sales Charge (Bond and Equity Funds, A Shares Only)" and "Contingent Deferred Sales Charge (CDSC-Class A and C Only)" on page 49 in the prospectus and in the section "Additional Purchase and Redemption Information" on page 34 of the statement of additional information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mid Cap Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 200,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of Mid Cap U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks. The Fund defines Mid Cap securities as those that are included in the Russell Midcap® Index at the time of purchase. As of 10/31/2018, the market cap range of the Russell Midcap Index was approximately $245 million to $37 billion. The Fund may also invest up to 20% of its net assets in preferred stocks, American Depositary Receipts, corporate bonds, notes, warrants and cash equivalents. Corporate bonds will be "investment grade," rated at the time of purchase within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or, if not rated, found by the Adviser under guidelines approved by the Trust's Board of Trustees to be of comparable quality. The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund may engage in active and frequent trading.

The portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks under a quantitative approach. Stocks are ranked on a large array of factors including but not limited to fundamental factors (e.g., valuation and growth) and technical factors (e.g., momentum, reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

Purchase and sale decisions are based on the Adviser's judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of Mid Cap U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund's net asset value, yield or total return are (in alphabetical order):

•	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer's goods or services.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Model and Data Risk — Investments selected using quantitative methods employ models that are built, developed, and tested using historical data in a predictive fashion. The success of such models depend on a number of factors, including the validity, accuracy and completeness of the model's development, implementation and maintenance, the model's assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the historical data. While historical relationships can be measured and quantified, there is no guarantee that such relationships will persist going forward. Data for some companies may be less available, less current or inaccurate and investment selection could be adversely affected if erroneous or outdated data is utilized. The weight placed on a particular data characteristic in the model or changes in the market may cause performance to differ from what the model predicts or the market as a whole. There can be no assurance that quantitative methodologies will enable the Fund to achieve its objective

•	Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor's tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund's performance.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled "Investment Practices and Risks" in the Fund's prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund's website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund's performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q 2017	4Q 2018
5.70%	-15.02%
		The performance information shown above is based on a calendar year. The Fund's total return from 1/1/19 to 9/30/19 was 18.11%.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for periods ended December 31, 2018 to those of the Russell Midcap® Index. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Mid Cap Core Equity Fund | Russell Midcap® Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for expenses, fees or taxes
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Mid Cap Core Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.27%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.07%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(9.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 306
3 Years	rr_ExpenseExampleYear03	2,255
5 Years	rr_ExpenseExampleYear05	4,011
10 Years	rr_ExpenseExampleYear10	$ 7,679
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (With Load)
1 Year	rr_AverageAnnualReturnYear01	(12.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Mid Cap Core Equity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	$ 184
3 Years	rr_ExpenseExampleYear03	622
5 Years	rr_ExpenseExampleYear05	1,085
10 Years	rr_ExpenseExampleYear10	$ 2,370
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Mid Cap Core Equity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.46%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.26%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	1,770
5 Years	rr_ExpenseExampleYear05	3,325
10 Years	rr_ExpenseExampleYear10	$ 6,790
Annual Return 2017	rr_AnnualReturn2017	13.27%
Annual Return 2018	rr_AnnualReturn2018	(10.86%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Mid Cap Core Equity Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Mid Cap Core Equity Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Mid Cap Core Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	8.67%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.22%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(8.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	1,924
5 Years	rr_ExpenseExampleYear05	3,613
10 Years	rr_ExpenseExampleYear10	$ 7,249
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016

[1]	A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while C Shares are offered at NAV, without any initial sales charge, a CDSC of 1.00% may be charged on any C Shares upon which a dealer concession has been paid that are sold within one year of purchase.
[2]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.81%, plus class-specific fees until December 31, 2020. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2020 and may only be terminated or modified with the approval of the Fund's Board of Trustees.